SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2014
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Schedule of Accounts Receivable

	As of December 31,		As of September 30,
Accounts receivable	2013		2014
Customer A		$1,507,576		$3,867,527
Customer B	$	*		$738,000
Customer C	$	*		$734,008
Customer D		$1,225,831	$	*
Customer E		$3,673,455	$	*

*	Represents less than 10%

Schedule of Revenues of Major Customers
	For the nine months ended September 30,
	2013	2014
Customer H	$12,242,947		$19,573,703
Customer I	$8,691,577	$	*
Customer O	*		$13,391,019

*	Represents less than 10%

Schedule of Property, Plant and Equipment, Depreciation, Estimated Lives
Buildings and plant	30 years
Machinery and equipment	15 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	6 years